UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2009
                                              ----------------------------

Check here if Amendment [     ];     Amendment Number:
                                                        -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 115
              Greenwich, CT 06830

Form 13F File Number:         28-13145
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Michael Freeburg
Title:                        Principal
Phone:                        (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg   Greenwich, CT      October 28, 2009
--------------------                          -------------      -------------
   [Signature]                                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:           86
                                              -------------

Form 13F Information Table Value Total:         558,430
                                              -------------
                                              (thousands)
























List of Other Included Managers:

{None}

                                                          VALUE  SHARES/      SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000) PRN AMT      PRN CALL  DSCRETN  MANAGERS    SOLE       SHARED NONE
-------------------------------------------------------
AKAMAI TECHNOLOGIES INC       COM             00971T101       522    26,500    SH       SOLE    N/A          26,500      0      0
ALCOA INC                     COM             013817101     1,968   150,000    SH       SOLE    N/A         150,000      0      0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105    10,958   250,000    SH       SOLE    N/A         250,000      0      0
AMERICREDIT CORP              COM             03060R101       693    43,900    SH       SOLE    N/A          43,900      0      0
APPLIED MATLS INC             COM             038222105     1,393   104,080    SH       SOLE    N/A         104,080      0      0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108     4,971   350,042    SH       SOLE    N/A         350,042      0      0
BLUE COAT SYSTEMS INC         COM NEW         09534T508     5,648   250,000    SH       SOLE    N/A         250,000      0      0
BP PLC                        SPONSORED ADR   055622104     7,993   150,160    SH       SOLE    N/A         150,160      0      0
CIGNA CORP                    COM             125509109     5,635   200,225    SH       SOLE    N/A         200,225      0      0
CISCO SYS INC                 COM             17275R102    10,396   441,629    SH       SOLE    N/A         441,629      0      0
COVENTRY HEALTH CARE INC      COM             222862104     4,491   225,000    SH       SOLE    N/A         225,000      0      0
DIAMOND OFFSHORE DRILLING IN  COM             25271C102    21,970   230,000    SH       SOLE    N/A         230,000      0      0
DOW CHEM CO                   COM             260543103     3,911   150,000    SH       SOLE    N/A         150,000      0      0
EBAY INC                      COM             278642103     4,378   185,500    SH       SOLE    N/A         185,500      0      0
ENCANA CORP                   COM             292505104    17,283   300,000    SH       SOLE    N/A         300,000      0      0
ENDO PHARMACEUTICALS HLDGS I  COM             29264F205     6,789   300,000    SH       SOLE    N/A         300,000      0      0
ENSCO INTL INC                COM             26874Q100     6,595   155,020    SH       SOLE    N/A         155,020      0      0
FCSTONE GROUP INC             COM             31308T100        81    16,815    SH       SOLE    N/A          16,815      0      0
FLEXTRONICS INTL LTD          ORD             Y2573F102     7,470 1,000,000    SH       SOLE    N/A       1,000,000      0      0
FRANKLIN RES INC              COM             354613101    15,090   150,000    SH       SOLE    N/A         150,000      0      0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    34,341   500,530    SH       SOLE    N/A         500,530      0      0
GFI GROUP INC                 COM             361652209     1,701   235,300    SH       SOLE    N/A         235,300      0      0
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105     5,002   126,600    SH       SOLE    N/A         126,600      0      0
GOLDMAN SACHS GROUP INC       COM             38141G104     1,199     6,505    SH       SOLE    N/A           6,505      0      0
GOOGLE INC                    CL A            38259P508     2,529     5,100    SH       SOLE    N/A           5,100      0      0
GROUP 1 AUTOMOTIVE INC        COM             398905109    12,297   458,000    SH       SOLE    N/A         458,000      0      0
HEALTH NET INC                COM             42222G108     3,080   200,000    SH       SOLE    N/A         200,000      0      0
HOME DEPOT INC                COM             437076102     7,998   300,225    SH       SOLE    N/A         300,225      0      0
HOVNANIAN ENTERPRISES INC     CL A            442487203       117    30,500    SH       SOLE    N/A          30,500      0      0
HSN INC                       COM             404303109       384    23,600    SH       SOLE    N/A          23,600      0      0
HUMANA INC                    COM             444859102    11,190   300,000    SH       SOLE    N/A         300,000      0      0
IAC INTERACTIVECORP           COM NEW         44919P300     1,191    59,000    SH       SOLE    N/A          59,000      0      0
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101     9,201   300,000    SH       SOLE    N/A         300,000      0      0
INTEL CORP                    COM             458140100     8,122   415,000    SH       SOLE    N/A         415,000      0      0
INTERACTIVE BROKERS GROUP IN  COM             45841N107     1,360    68,436    SH       SOLE    N/A          68,436      0      0
INTERVAL LEISURE GROUP INC    COM             46113M108       294    23,600    SH       SOLE    N/A          23,600      0      0
INVESTMENT TECHNOLOGY GRP NE  COM             46145F105     7,108   254,600    SH       SOLE    N/A         254,600      0      0
ISHARES TR INDEX              BARCLYS TIPS BD 464287176       226     2,200    SH       SOLE    N/A           2,200      0      0
JABIL CIRCUIT INC             COM             466313103     6,839   510,000    SH       SOLE    N/A         510,000      0      0
JDS UNIPHASE CORP             COM PAR $0.001  46612J507     1,067   150,000    SH       SOLE    N/A         150,000      0      0
JEFFERIES GROUP INC NEW       COM             472319102     1,141    41,900    SH       SOLE    N/A          41,900      0      0
JP MORGAN CHASE & CO          COM             46625H100       969    22,106    SH       SOLE    N/A          22,106      0      0
LEGG MASON INC                COM             524901105    13,964   450,000    SH       SOLE    N/A         450,000      0      0
LEHMAN BROS HLDGS INC         COM             524908100        89   459,466    SH       SOLE    N/A         459,466      0      0
MANITOWOC INC                 COM             563571908     1,421   150,000    SH       SOLE    N/A         150,000      0      0
MARATHON OIL CORP             COM             565849106     6,383   200,100    SH       SOLE    N/A         200,100      0      0
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309     6,405   300,000    SH       SOLE    N/A         300,000      0      0
MEMC ELECTR MATLS INC         COM             552715104     8,315   500,000    SH       SOLE    N/A         500,000      0      0
MERCK & CO INC                COM             589331107     9,504   300,490    SH       SOLE    N/A         300,490      0      0
MICROSOFT CORP                COM             594918104    15,476   601,659    SH       SOLE    N/A         601,659      0      0
MORGAN STANLEY                COM NEW         617446448     9,265   300,037    SH       SOLE    N/A         300,037      0      0
NASDAQ OMX GROUP INC          COM             631103108     5,263   250,000    SH       SOLE    N/A         250,000      0      0
NATIONAL OILWELL VARCO INC    COM             637071101    10,783   250,000    SH       SOLE    N/A         250,000      0      0
NOBLE CORPORATION             SHS             G65422100    13,286   350,000    SH       SOLE    N/A         350,000      0      0
NVIDIA CORP                   COM             67066G104     4,509   300,000    SH       SOLE    N/A         300,000      0      0
NYSE EURONEXT                 COM             629491101     4,666   161,500    SH       SOLE    N/A         161,500      0      0
OCH ZIFF CAP MGMT GROUP       CL A            67551U105     1,826   150,000    SH       SOLE    N/A         150,000      0      0
ORACLE CORP                   COM             68389X105     7,294   350,000    SH       SOLE    N/A         350,000      0      0
OSHKOSH CORP                  COM             688239201     7,241   234,100    SH       SOLE    N/A         234,100      0      0
PARKER HANNIFIN CORP          COM             701094104    10,368   200,000    SH       SOLE    N/A         200,000      0      0
PFIZER INC                    COM             717081103     3,343   202,020    SH       SOLE    N/A         202,020      0      0
PLUM CREEK TIMBER CO INC      COM             729251108    23,311   760,800    SH       SOLE    N/A         760,800      0      0
PRIDE INTL INC DEL            COM             74153Q102     3,044   100,000    SH       SOLE    N/A         100,000      0      0
PROSHARES TR                  ULTSHT RUS2000  74347R834       488    17,000    SH       SOLE    N/A          17,000      0      0
ROWAN COS INC                 COM             779382100     8,997   390,000    SH       SOLE    N/A         390,000      0      0
SCHERING PLOUGH CORP          COM             806605101    11,300   400,000    SH       SOLE    N/A         400,000      0      0
SCHWAB CHARLES CORP NEW       COM             808513105       517    27,000    SH       SOLE    N/A          27,000      0      0
SEAHAWK DRILLING INC          COM             81201R107       207     6,666    SH       SOLE    N/A           6,666      0      0
SKYWORKS SOLUTIONS INC        COM             83088M102     2,648   200,000    SH       SOLE    N/A         200,000      0      0
SOTHEBYS                      COM             835898107    16,191   939,700    SH       SOLE    N/A          39,700      0      0
SPDR TR                       UNIT SER 1      78462F103       261     2,474    SH       SOLE    N/A           2,474      0      0
TASER INTL INC                COM             87651B104       864   183,000    SH       SOLE    N/A         183,000      0      0
TD AMERITRADE HLDG CORP       COM             87236Y108       428    21,795    SH       SOLE    N/A          21,795      0      0
TEREX CORP NEW                COM             880779103     4,146   200,000    SH       SOLE    N/A         200,000      0      0
TESORO CORP                   COM             881609101     5,994   400,100    SH       SOLE    N/A         400,100      0      0
TICKETMASTER                  COM             88633P302       276    23,600    SH       SOLE    N/A          23,600      0      0
TOTAL S A                     SPONSORED ADR   89151E109     8,889   150,000    SH       SOLE    N/A         150,000      0      0
TRANSOCEAN INC NEW            SHS             G90073100    20,935   244,773    SH       SOLE    N/A         244,773      0      0
TYCO INTL LTD BERMUDA         SHS             G9143X208     6,896   200,000    SH       SOLE    N/A         200,000      0      0
UBS AG                        SHS NEW         H89231338     3,845   210,000    SH       SOLE    N/A         210,000      0      0
UNITEDHEALTH GROUP INC        COM             91324P102     6,285   251,000    SH       SOLE    N/A         251,000      0      0
VALERO ENERGY CORP NEW        COM             91913Y100    10,666   550,100    SH       SOLE    N/A         550,100      0      0
WEBMD HEALTH CORP             CL A            94770V102     6,624   200,000    SH       SOLE    N/A         200,000      0      0
WESTERN DIGITAL CORP          COM             958102105     9,133   250,000    SH       SOLE    N/A         250,000      0      0
WYETH                         COM             983024100     9,716   200,000    SH       SOLE    N/A         200,000      0      0
YAHOO INC                     COM             984332106     1,781   100,000    SH       SOLE    N/A         100,000      0      0